Provision for restructuring costs and other costs - Schedule of Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Beginning balance	$ 3,497	$ 732
Provision recognized	317	3,115
Utilization of provision	1,900	454
Change in the provision	(453)	(51)
Unwinding of discount and impact of foreign exchange rate changes	(163)	155
Ending balance	1,298	3,497
Less: current portion	(887)	(2,469)
Non-current portion	411
Other provision
Restructuring Reserve [Roll Forward]
Beginning balance	9	158
Provision recognized	0	0
Utilization of provision	9	152
Change in the provision	0	0
Unwinding of discount and impact of foreign exchange rate changes	0	3
Ending balance	0	9
Less: current portion	0
Non-current portion	0
Cetrotide(R) onerous contracts
Restructuring Reserve [Roll Forward]
Beginning balance	473	574
Provision recognized	317	0
Utilization of provision	222	145
Change in the provision	0	(20)
Unwinding of discount and impact of foreign exchange rate changes	(21)	64
Ending balance	547	473
Less: current portion	(136)
Non-current portion	411
2017 German Restructuring: onerous lease
Restructuring Reserve [Roll Forward]
Beginning balance	1,208	0
Provision recognized	0	1,113
Utilization of provision	467	19
Change in the provision	(21)	10
Unwinding of discount and impact of foreign exchange rate changes	(57)	104
Ending balance	663	1,208
Less: current portion	(663)
Non-current portion	0
2017 German Restructuring: severance
Restructuring Reserve [Roll Forward]
Beginning balance	1,807	0
Provision recognized	0	2,002
Utilization of provision	1,202	138
Change in the provision	(432)	(41)
Unwinding of discount and impact of foreign exchange rate changes	(85)	(16)
Ending balance	88	$ 1,807
Less: current portion	(88)
Non-current portion	$ 0